Information about Geographic Areas	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Information about Geographic Areas

(20) Information about Geographic Areas

Revenues from external customers attributable to foreign countries totaled $35,146, $33,424 and $32,669 for the years ended December 31, 2018, 2017 and 2016, respectively. Net carrying value of long lived assets located in foreign countries totaled $2,387 and $3,571 as of December 31, 2018 and 2017, respectively. All other revenues from external customers and long lived assets relate to domestic operations.